Income Tax Expenses - Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before taxation	$ (10,936)	$ (53,599)	$ (172,591)
Tax at the US federal tax rate of 21%	(2,295)	(11,253)	(36,244)
Tax effect of expenses not deductible for tax purpose	67	332	568
Tax effect of income not taxable for tax purpose	0	0	0
Tax effect of additional qualified expenses deductible for tax purpose (note)	(284)	(919)	(741)
Tax effect of R&D Credits	142	623	(2,311)
Tax effect of tax losses not recognized	(347)	5,513	10,277
Tax effect of foreign tax differential rates	2,720	3,828	28,461
Tax effect of intangible impairment	0	2,135	0
Tax expense (income)	$ 3	$ 259	$ 10